Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Trade and Other Receivables
9.	TRADE AND OTHER RECEIVABLES

Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade receivables, net	25	207	793
Research tax credit	8,785	9,585	7,911
Social security costs receivables	10	5	24
VAT receivables	1,103	1,814	2,766
Grants receivables	(0)	3	3
Other receivables	361	420	422
TOTAL	10,284	12,033	11,919

Trade and other receivables - Current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade receivables, net	25	207	793
Research tax credit	7,295	9,585	7,911
Social security costs receivables	10	5	24
VAT receivables	1,103	1,814	2,766
Grants receivables	(1)	3	3
Other receivables	361	420	422
TOTAL	8,794	12,033	11,919

Trade and other receivables - Non-current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade receivables, net	—	—	—
Research tax credit	1,489	—	—
Social security costs receivables	—	—	—
VAT receivables	—	—	—
Grants receivables	—	—	—
Other receivables	—	0	—
TOTAL	1,489	0	—

Trade receivables : see note 18 “ other income”

Research tax credit

The research tax credit due for 2018 was received on November 18, 2019.

The research tax credit due for 2019 was received in June 2020.

The research tax credit receivable for the year 2020 amounts to €7,911.

VAT receivables

The increase in VAT receivables is notably due to an audit on the basis of documents, by the French revenue services, of the VAT refund requests since August 2020, which increases the time for a refund from the French revenue services.

Other receivables

The line item “other receivables” primarily consists of credit notes from suppliers for €406, €408, and €235 respectively as of December 31, 2020, December 31, 2019 and December 31, 2018.